EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details Narrative) $ in Millions				1 Months Ended			3 Months Ended			9 Months Ended
	May 11, 2025	Feb. 05, 2025	May 11, 2021 CAD ($)	Aug. 21, 2025 shares	Nov. 22, 2022	May 16, 2022	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)	Mar. 31, 2025 CAD ($)
Statement [Line Items]
Common shares issued during period, shares | shares				1,000,000
Description of equity issuance				an aggregate of 7,000,000 common shares of which 5,000,000 was issued in the first year and a further 2,000,000 was contingent on certain expenditure levels
Advanced contributions balance							$ 59,513			$ 59,513
IKE Property Mineral [Member]
Statement [Line Items]
Royalty interest										1.00%
Royalty amount payment										$ 4,000,000
Royalty obligation										$ 2,000,000
Additional royalty interest										2.00%
Common shares issue | shares							500,000			500,000
Advance royalty payments										$ 50,000
Granite Property Mineral [Member]
Statement [Line Items]
Royalty interest										2.00%
Royalty amount payment										$ 1,500,000
Royalty obligation										$ 2,000,000
Additional royalty interest										2.50%
IKE District [Member]
Statement [Line Items]
Royalty interest										1.00%
Royalty obligation										$ 5,000,000
JOY District Agreement with Freeport [Member]
Statement [Line Items]
Owenership percentage			70.00%
Initial interest			60.00%
Required fund			$ 35,000,000
Work expenditures term			5 years
Description of consideration comprising	Freeport earned the 60% interest under an accelerated timeframe and a joint venture corporation, Aurora Minerals Ltd. has been established to operate the JOY District (Note 7). During the three months ended September 30, 2025, Freeport elected to earn an additional 10% interest, for an aggregate 70% interest by sole funding a further $75 million within the following five years at a rate of no less than $10 million per year. Freeport is not obligated to continue funding Stage 2 and may abandon it at any time and revert to 60:40 ownership arrangement
Other Property Transactions [Member]
Statement [Line Items]
Owenership percentage						100.00%
Common shares issued during period, shares | shares				1,000,000
Exploration and evaluation expenditures										690,000
Description of minerals claims option agreement						subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10 million has been paid after which the NSR royalty reduces to 0.5%. The Company paid $100,000 during the year ended March 31, 2023 and shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1 million has been paid to optionor
Description of equity issuance				an aggregate of 7,000,000 common shares of which 5,000,000 was issued in the first year and a further 2,000,000 was contingent on certain expenditure levels
Description of consideration comprising		acquire 100% interest in 22 mineral claims that are located adjacent to its JOY tenure and immediately to the east of its AuRORA copper-gold-silver (“Cu-Au-Ag”) discovery. The terms of the 5-year option to acquire 100% of the Brenda Property require annual payments of $400,000 with the option to purchase exercise price starting at $8 million if exercised in the first year, and increasing on an annual basis to $12 million in year five. The claims are subject to a 2% net smelter returns royalty of which 1% (or one-half) can be acquired for $5 million before commencement of commercial mining operations or $10 million after commencement of mining. The claims fall largely within the area of common interest under the Agreement
Duke Property Minerals [Member] | Duke Districts [Member]
Statement [Line Items]
Royalty interest					70.00%
Exploration and development expenditures							$ 811,560	$ 5,243,030		18,687,631	$ 20,717,450
Additional add on exploration and development expenditures							803,999	3,306,382		$ 18,750,750	17,596,923
Description about exploration and development expenditures										a minimum rate of $10 million per year over the ensuing six years
Cost recovery expenditure							624,804		$ 1,045,376	$ 9,175,137	6,450,745
Advanced contributions balance							$ 59,513			$ 59,513		$ 635,530
Description of Event of commercial property										To earn an initial 60% interest Boliden must fund $30 million of exploration and development expenditures within four years of the effective date of the Agreement. Amarc is the operator during this initial earn-in stage. Upon earning a 60% interest, Boliden can elect to earn an additional 10% interest in the Duke District, for an aggregate 70% interest, by funding an additional $60 million of exploration and development expenditures
PINE [Member]
Statement [Line Items]
Acquisition description		In addition, Freeport has an option to acquire 80% of the PIL Property from Finlay Minerals Ltd. (“Finlay”). Approximately 32% (42.34 km2) of the PIL Property mineral claims area lies within the area of common interest under the Agreement. The Company has exercised its right to have the area under common interest brought into the JOY District. Freeport is responsible for making all expenditures to fund the exercise of the PIL Property option with Finlay. Expenditures incurred within the area of common interest will be credited towards the Agreement with Amarc. If Freeport acquires its interest in the PIL Property, Amarc will have a maximum interest of 24% of the PIL Property
Royalty obligation										$ 5,000,000
Percentage of property purchase							3.00%			3.00%
Description of retains profits interest										A 2.5% net profits interest (“NPI”) on mineral claims comprising approximately 96% of the PINE Property, which are subject to the 3% NSR and a 1% NSR on the balance of the claims that are not subject to the 3% NSR. The NPI royalty can be reduced to 1.25% at any time for $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% for $2.5 million in cash or shares
Cost recovery expenditure							$ 0	$ 2,306,006		$ 9,447,558	$ 11,146,178
Cash payments										$ 500,000